Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	S/ 255,763	S/ 295,638
Total deferred tax liability	(188,694)	(128,308)
Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	88,922	90,323
Total deferred tax liability	(55,689)	(15,457)
Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	166,841	205,315
Total deferred tax liability	(133,005)	(112,851)
Cumbra Peru S.A. [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	150,872	172,287
Cumbra Peru S.A. [Member] | Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	64,881	72,489
Cumbra Peru S.A. [Member] | Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	85,991	99,798
AENZA S.A.A. [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	56,386	59,101
AENZA S.A.A. [Member] | Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	18,333	10,157
AENZA S.A.A. [Member] | Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	38,053	48,944
Viva Negocio Inmobiliario S.A.C. [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	15,577	23,781
Viva Negocio Inmobiliario S.A.C. [Member] | Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	1,005	1,706
Viva Negocio Inmobiliario S.A.C. [Member] | Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	14,572	22,075
Red Vial 5 S.A. [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	15,872	17,941
Red Vial 5 S.A. [Member] | Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	1,326	655
Red Vial 5 S.A. [Member] | Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	14,546	17,286
Others [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	17,056	22,528
Others [Member] | Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	3,375	5,316
Others [Member] | Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax asset	13,679	17,212
Tren Urbano de Lima S.A. [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	(63,473)	(58,396)
Tren Urbano de Lima S.A. [Member] | Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	(209)	(64)
Tren Urbano de Lima S.A. [Member] | Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	(63,264)	(58,332)
Unna Energia S.A. [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	(66,416)	(53,242)
Unna Energia S.A. [Member] | Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	1,160	1,277
Unna Energia S.A. [Member] | Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	(67,576)	(54,519)
Cumbra Peru S.A. [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	(58,805)	(16,670)
Cumbra Peru S.A. [Member] | Reversal expected in the following twelve months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	(56,640)	S/ (16,670)
Cumbra Peru S.A. [Member] | Reversal Expected After Twelve Months [Member]
Deferred Income Tax (Details) - Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term [Line Items]
Total deferred tax liability	S/ (2,165)